Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Highland Funds I
Prospectus Date	rr_ProspectusDate	Oct. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HIGHLAND FUNDS I

Highland Long/Short Equity Fund

Highland Healthcare Opportunities Fund

Highland Opportunistic Credit Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2020 to each Fund’s Summary Prospectus and Statutory Prospectus, dated October 31, 2019, as supplemented from time to time (together, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1.        In the “Performance” section of the Highland Long/Short Equity Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Class A (inception 12/5/06)
Return Before Taxes	-14.80%	-0.99%	3.71%
Return After Taxes on Distributions	-17.80%	-2.51%	2.44%
Return After Taxes on Distributions and Sale of Fund Shares	-8.51%	-1.31%	2.47%
Return Before Taxes
Class C (inception 12/5/06)	-11.25%	-0.50%	3.69%
Class Z (inception 12/5/06)	-9.50%	0.49%	4.64%
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes) (inception 12/5/06)	-4.37%	8.48%	13.10%

2.        In the “Performance” section of the Highland Healthcare Opportunities Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Class A (inception 5/5/08)
Return Before Taxes	6.21%	1.25%	4.91%
Return After Taxes on Distributions	6.17%	0.44%	3.26%
Return After Taxes on Distributions and Sale of Fund Shares	3.65%	0.59%	2.92%
Return Before Taxes
Class C (inception 5/5/08)	10.53%	1.78%	4.84%
Class Z (inception 5/5/08)	12.72%	2.77%	5.84%
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	-4.37%	8.48%	7.85%
Standard & Poor’s Healthcare Index (reflects no deduction for fees, expenses or taxes)	6.43%	11.12%	11.92%

3.        In the “Performance” section of the Highland Opportunistic Credit Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Class Z (inception 5/18/05)
Return Before Taxes	4.12%	-0.28%	11.18%
Return After Taxes on Distributions	1.60%	-3.49%	6.41%
Return After Taxes on Distributions and Sale of Fund Shares	1.76%	-1.78%	6.67
Return Before Taxes
Class A (inception 5/18/05)	.013%	-1.27%	10.43%
Class C (inception 5/18/05)	2.20%	-1.13%	10.24%
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	1.14%	3.32%	8.29%
HFRX Fixed Income - Corporate Index (reflects no deduction for fees, expenses or taxes)	-2.31%	2.97%	6.52%

Highland Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HIGHLAND FUNDS I

Highland Long/Short Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2020 to each Fund’s Summary Prospectus and Statutory Prospectus, dated October 31, 2019, as supplemented from time to time (together, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1.        In the “Performance” section of the Highland Long/Short Equity Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Class A (inception 12/5/06)
Return Before Taxes	-14.80%	-0.99%	3.71%
Return After Taxes on Distributions	-17.80%	-2.51%	2.44%
Return After Taxes on Distributions and Sale of Fund Shares	-8.51%	-1.31%	2.47%
Return Before Taxes
Class C (inception 12/5/06)	-11.25%	-0.50%	3.69%
Class Z (inception 12/5/06)	-9.50%	0.49%	4.64%
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes) (inception 12/5/06)	-4.37%	8.48%	13.10%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2018)
Highland Long/Short Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.80%)
5 Years	rr_AverageAnnualReturnYear05	(0.99%)
10 Years	rr_AverageAnnualReturnYear10	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2006
Highland Long/Short Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.25%)
5 Years	rr_AverageAnnualReturnYear05	(0.50%)
10 Years	rr_AverageAnnualReturnYear10	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2006
Highland Long/Short Equity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.50%)
5 Years	rr_AverageAnnualReturnYear05	0.49%
10 Years	rr_AverageAnnualReturnYear10	4.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2006
Highland Long/Short Equity Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.80%)
5 Years	rr_AverageAnnualReturnYear05	(2.51%)
10 Years	rr_AverageAnnualReturnYear10	2.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2006
Highland Long/Short Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.51%)
5 Years	rr_AverageAnnualReturnYear05	(1.31%)
10 Years	rr_AverageAnnualReturnYear10	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2006
Highland Long/Short Equity Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.37%)
5 Years	rr_AverageAnnualReturnYear05	8.48%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2006
Highland Healthcare Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HIGHLAND FUNDS I

Highland Healthcare Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2020 to each Fund’s Summary Prospectus and Statutory Prospectus, dated October 31, 2019, as supplemented from time to time (together, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

2.        In the “Performance” section of the Highland Healthcare Opportunities Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Class A (inception 5/5/08)
Return Before Taxes	6.21%	1.25%	4.91%
Return After Taxes on Distributions	6.17%	0.44%	3.26%
Return After Taxes on Distributions and Sale of Fund Shares	3.65%	0.59%	2.92%
Return Before Taxes
Class C (inception 5/5/08)	10.53%	1.78%	4.84%
Class Z (inception 5/5/08)	12.72%	2.77%	5.84%
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	-4.37%	8.48%	7.85%
Standard & Poor’s Healthcare Index (reflects no deduction for fees, expenses or taxes)	6.43%	11.12%	11.92%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2018)
Highland Healthcare Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.21%
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 05, 2008
Highland Healthcare Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.53%
5 Years	rr_AverageAnnualReturnYear05	1.78%
10 Years	rr_AverageAnnualReturnYear10	4.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 05, 2008
Highland Healthcare Opportunities Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.72%
5 Years	rr_AverageAnnualReturnYear05	2.77%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 05, 2008
Highland Healthcare Opportunities Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.17%
5 Years	rr_AverageAnnualReturnYear05	0.44%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 05, 2008
Highland Healthcare Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.65%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	2.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 05, 2008
Highland Healthcare Opportunities Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.37%)
5 Years	rr_AverageAnnualReturnYear05	8.48%
10 Years	rr_AverageAnnualReturnYear10	7.85%
Highland Healthcare Opportunities Fund | Standard & Poor's Healthcare Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.43%
5 Years	rr_AverageAnnualReturnYear05	11.12%
10 Years	rr_AverageAnnualReturnYear10	11.92%
Highland Opportunistic Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HIGHLAND FUNDS I

Highland Opportunistic Credit Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 18, 2020 to each Fund’s Summary Prospectus and Statutory Prospectus, dated October 31, 2019, as supplemented from time to time (together, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

3.        In the “Performance” section of the Highland Opportunistic Credit Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Class Z (inception 5/18/05)
Return Before Taxes	4.12%	-0.28%	11.18%
Return After Taxes on Distributions	1.60%	-3.49%	6.41%
Return After Taxes on Distributions and Sale of Fund Shares	1.76%	-1.78%	6.67
Return Before Taxes
Class A (inception 5/18/05)	.013%	-1.27%	10.43%
Class C (inception 5/18/05)	2.20%	-1.13%	10.24%
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	1.14%	3.32%	8.29%
HFRX Fixed Income - Corporate Index (reflects no deduction for fees, expenses or taxes)	-2.31%	2.97%	6.52%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2018)
Highland Opportunistic Credit Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.013%
5 Years	rr_AverageAnnualReturnYear05	(1.27%)
10 Years	rr_AverageAnnualReturnYear10	10.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2005
Highland Opportunistic Credit Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.20%
5 Years	rr_AverageAnnualReturnYear05	(1.13%)
10 Years	rr_AverageAnnualReturnYear10	10.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2005
Highland Opportunistic Credit Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.12%
5 Years	rr_AverageAnnualReturnYear05	(0.28%)
10 Years	rr_AverageAnnualReturnYear10	11.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2005
Highland Opportunistic Credit Fund | Return After Taxes on Distributions | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.60%
5 Years	rr_AverageAnnualReturnYear05	(3.49%)
10 Years	rr_AverageAnnualReturnYear10	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2005
Highland Opportunistic Credit Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	(1.78%)
10 Years	rr_AverageAnnualReturnYear10	6.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2005
Highland Opportunistic Credit Fund | Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.14%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	8.29%
Highland Opportunistic Credit Fund | HFRX Fixed Income - Corporate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.31%)
5 Years	rr_AverageAnnualReturnYear05	2.97%
10 Years	rr_AverageAnnualReturnYear10	6.52%